Leases - Lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of leases [Roll Forward]
Balance, beginning of year	$ 124.2	$ 121.3
Additions	12.8	34.1
Interest expense	8.2	8.4
Foreign exchange impact	7.0	(11.0)
Principal lease payments	(31.7)	(20.6)
Interest payments	(8.5)	(8.0)
Balance, end of year	112.0	124.2
Current portion	32.3	28.8
Non-current portion	79.7	95.4
Lease obligations	$ 112.0	$ 124.2